Concentration and risk (Tables) - Exascale Labs Inc [Member]	18 Months Ended
Jun. 30, 2026
Schedule of concentration of customers

	For the
	Years Ended June 30,
	2025	2026
Customer A	14.0%	-**
Customer B	12.5%	-**
Customer C	10.2%	20.1%
Customer D	-**	19.2%

**:	less than 10%

Schedule of account receivable

	As of June 30,
	2025	2026
Customer D	-**	10.2%
Customer E	42.7%	-**
Customer F	38.3%	-**
Customer G	19.0%	-**
Customer H	-*	43.7%
Customer I	-**	12.8%

*:	nil, new customer for the year ended June 30, 2026
**:	less than 10%

Schedule of concentration of suppliers

	For the Years Ended June 30,
	2025	2026
Supplier A	41.4%	-**
Supplier B	31.7%	31.0%
Supplier C	18.4%	28.0%
Supplier D	-*	18.4%
Supplier E	-*	11.4%

*:	nil, new supplier for the year ended June 30, 2026
**:	less than 10%

Schedule of account payable

	As of June 30,
	2025	2026
Supplier F	54.9%	-**
Supplier G	32.3%	-**
Supplier C	12.1%	77.3%
Supplier B	-**	12.4%
Supplier E	-**	10.3%

**:	less than 10%